Fair Value Measurements (Details) - Schedule of fair value assets measured on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and cash equivalents	$ 34,122	$ 2,184	$ 4,338
Total assets measured at fair value		$ 2,184	$ 4,338
Liabilities:
Convertible debenture	18,440
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Derivative Liability, Noncurrent	Derivative Liability, Noncurrent
Derivative liabilities	6,566	$ 1,231	$ 35,700	$ 35,400	$ 33,400
Other long-term liabilities	169	163	0
Total liabilities measured at fair value	25,175	1,394	35,700
Level 1 [Member]
Assets:
Cash and cash equivalents		2,184	4,338
Total assets measured at fair value		2,184	4,338
Liabilities:
Convertible debenture	0
Derivative liabilities	0	0	0
Other long-term liabilities	0	0
Total liabilities measured at fair value	0	0	0
Level 2 [Member]
Assets:
Cash and cash equivalents		0	0
Total assets measured at fair value		0	0
Liabilities:
Convertible debenture	0
Derivative liabilities	0	0	0
Other long-term liabilities	0	0
Total liabilities measured at fair value	0	0	0
Level 3 [Member]
Assets:
Cash and cash equivalents		0	0
Total assets measured at fair value		0	0
Liabilities:
Convertible debenture	18,440
Derivative liabilities	6,566	1,231	35,700
Other long-term liabilities	169	163
Total liabilities measured at fair value	$ 25,175	$ 1,394	$ 35,700